EQUITY - Disclosure of composition of share capital (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Number of shares issued	159,063,128	145,743,283
Number of shares outstanding	159,063,128	145,743,283	122,827,490